Salaries and other employee expenses - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2008 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Disclosure Of Sharebased Payment Arrangements [Line Items]
Percentage of vesting of restricted share		25.00%
Vested shares, fair value		$ 3,200	$ 1,100	$ 730
Weighted average fair value at measurement date, share options vested		3,400	3,400	2,400
Provision of restricted stock units		1,500	1,700
Wages and salaries		$ 28,024	$ 23,755	$ 20,837
Restricted Stocks
Disclosure Of Sharebased Payment Arrangements [Line Items]
Granted (in shares) | shares		249,203	57,000	63,000
share-based payment arrangements, Tranche two | Restricted Stocks
Disclosure Of Sharebased Payment Arrangements [Line Items]
Percent of award vesting rights for share-based payment arrangement		35.00%
share-based payment arrangements, Tranche three | Restricted Stocks
Disclosure Of Sharebased Payment Arrangements [Line Items]
Percent of award vesting rights for share-based payment arrangement		30.00%
Key management personnel of entity or parent
Disclosure Of Sharebased Payment Arrangements [Line Items]
Value of granted restricted share options			$ 7,200	$ 4,600
Vesting period		3 years
Wages and salaries		$ 95	$ 50	$ 58
Directors | Restricted Stocks
Disclosure Of Sharebased Payment Arrangements [Line Items]
Granted (in shares) | shares		63,000	57,000	63,000
Executives | Restricted Stocks
Disclosure Of Sharebased Payment Arrangements [Line Items]
Granted (in shares) | shares		88,741	0	0
Employees | Restricted Stocks
Disclosure Of Sharebased Payment Arrangements [Line Items]
Granted (in shares) | shares		97,462	0	0
“Class E” | Key management personnel of entity or parent | Maximum of the year
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of shares to be granted | shares	3,000,000
“Class E” | Directors
Disclosure Of Sharebased Payment Arrangements [Line Items]
Granted (in shares)		63	57	63
“Class E” | Executives
Disclosure Of Sharebased Payment Arrangements [Line Items]
Granted (in shares)		89
“Class E” | Employees
Disclosure Of Sharebased Payment Arrangements [Line Items]
Granted (in shares)		97